Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	WISCONSIN CAPITAL FUNDS INC
Entity Central Index Key	0001395397
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000221188
Shareholder Report [Line Items]
Fund Name	Plumb Balanced Fund
Class Name	Institutional Class
Trading Symbol	PLIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Plumb Balanced Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at plumbfunds.com. You can also request this information by contacting us at 1-866-987-7888.
Additional Information Phone Number	1-866-987-7888.
Additional Information Website	plumbfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Plumb Balanced Fund’s Institutional Class shares finished up 14.11% for the six months ended 9/30/25.

The largest contributors for the period were Nvidia, Alphabet (aka Google), VSE Corporation, Modine Manufacturing, and Microsoft. The largest detractors were Fiserv, Copart, Exxon Mobile, Microchip, and Novo Nordisk. The Plumb Funds have benefited from our macroeconomic themes of growth in artificial intelligence, data center buildouts, and the aerospace aftermarket segments.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (August 3, 2020)
Plumb Balanced Fund	14.11%	11.17%	7.51%	7.73%
55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price	13.46%	12.35%	10.21%	10.18%
MSCI EAFE Price (USD)	15.25%	12.09%	8.32%	8.24%
S&P 500® Index	19.96%	17.60%	16.47%	16.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 66,506,903
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 126,498
InvestmentCompanyPortfolioTurnover	18.00%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	68.1%
Corporate Bonds	30.5%
Money Market Funds	0.6%
Municipal Bonds	0.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.6%
Education	0.7%
Consumer Staples	1.8%
Information Technology	3.3%
Communications	4.2%
Health Care	4.3%
Utilities	4.7%
Energy	6.0%
Industrials	8.8%
Consumer Discretionary	12.7%
Financials	21.7%
Technology	30.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	7.0%
Alphabet, Inc. - Class A	4.2%
Microsoft Corporation	3.5%
Mastercard, Inc. - Class A	3.4%
VSE Corporation	3.4%
MercadoLibre, Inc.	3.3%
Visa, Inc. - Class A	3.3%
Amazon.com, Inc.	3.2%
American Express Company	3.0%
AAR Corporation	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.
C000049545
Shareholder Report [Line Items]
Fund Name	Plumb Balanced Fund
Class Name	Investor Class
Trading Symbol	PLBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Plumb Balanced Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at plumbfunds.com. You can also request this information by contacting us at 1-866-987-7888.
Additional Information Phone Number	1-866-987-7888.
Additional Information Website	plumbfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$73	1.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.44%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Plumb Balanced Fund’s Investor Class shares finished up 13.98%  for the six months ended 9/30/25.

The largest contributors for the period were Nvidia, Alphabet (aka Google), VSE Corporation, Modine Manufacturing, and Microsoft.  The largest detractors were Fiserv, Copart, Exxon Mobile, Microchip, and Novo Nordisk.  The Plumb Funds have benefited from our macroeconomic themes of growth in artificial intelligence, data center buildouts, and the aerospace aftermarket segments.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Plumb Balanced Fund	13.98%	10.86%	7.26%	9.54%
55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price	13.46%	12.35%	10.21%	9.80%
MSCI EAFE Price (USD)	15.25%	12.09%	8.32%	5.34%
S&P 500® Index	19.96%	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 66,506,903
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 126,498
InvestmentCompanyPortfolioTurnover	18.00%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	68.1%
Corporate Bonds	30.5%
Money Market Funds	0.6%
Municipal Bonds	0.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.6%
Education	0.7%
Consumer Staples	1.8%
Information Technology	3.3%
Communications	4.2%
Health Care	4.3%
Utilities	4.7%
Energy	6.0%
Industrials	8.8%
Consumer Discretionary	12.7%
Financials	21.7%
Technology	30.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	7.0%
Alphabet, Inc. - Class A	4.2%
Microsoft Corporation	3.5%
Mastercard, Inc. - Class A	3.4%
VSE Corporation	3.4%
MercadoLibre, Inc.	3.3%
Visa, Inc. - Class A	3.3%
Amazon.com, Inc.	3.2%
American Express Company	3.0%
AAR Corporation	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.
C000221189
Shareholder Report [Line Items]
Fund Name	Plumb Equity Fund
Class Name	Institutional Class
Trading Symbol	PLIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Plumb Equity Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.plumbfunds.com. You can also request this information by contacting us at 1-866-987-7888.
Additional Information Phone Number	1-866-987-7888
Additional Information Website	www.plumbfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Plumb Equity Fund Institutional Class shares finished up 20.02% for the six months ended 9/30/25.

The largest contributors for the period were Nvidia, Alphabet (aka Google), VSE Corporation, Microsoft, and Elf Beauty.  The largest detractors were Fiserv, Copart, Arm Holdings, Novo Nordisk, and Visa.  Three of our four detractors were adversely affected by geopolitics and tariffs while Fiserv had difficulty explaining to analysts the accounting on their Clover payment system showing a declining growth rate.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (August 3, 2020)
Plumb Equity Fund	20.02%	10.99%	8.95%	9.28%
90% S&P500/10% MSCI EAFE Price	19.51%	17.12%	15.67%	15.65%
MSCI EAFE VALUE Price (USD)	15.68%	18.26%	11.52%	10.99%
S&P 500® Index	19.96%	17.60%	16.47%	16.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 30,775,786
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Energy	2.0%
Money Market Funds	2.4%
Consumer Staples	2.6%
Communications	5.9%
Information Technology	6.2%
Health Care	6.6%
Consumer Discretionary	9.3%
Industrials	10.1%
Financials	10.8%
Technology	44.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	12.7%
Alphabet, Inc. - Class A	5.9%
VSE Corporation	5.0%
Microsoft Corporation	4.6%
Visa, Inc. - Class A	4.3%
Advanced Micro Devices, Inc.	4.2%
MercadoLibre, Inc.	4.2%
Autodesk, Inc.	4.1%
Mastercard, Inc. - Class A	4.1%
American Express Company	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.
C000049546
Shareholder Report [Line Items]
Fund Name	Plumb Equity Fund
Class Name	Investor Class
Trading Symbol	PLBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Plumb Equity Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.plumbfunds.com. You can also request this information by contacting us at 1-866-987-7888.
Additional Information Phone Number	1-866-987-7888
Additional Information Website	www.plumbfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$76	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.50%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Plumb Equity Fund Investor Class shares finished up 19.84% for the six months ended 9/30/25.

The largest contributors for the period were Nvidia, Alphabet (aka Google), VSE Corporation, Microsoft, and Elf Beauty.  The largest detractors were Fiserv, Copart, Arm Holdings, Novo Nordisk, and Visa.  Three of our four detractors were adversely affected by geopolitics and tariffs while Fiserv had difficulty explaining to analysts the accounting on their Clover payment system showing a declining growth rate.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Plumb Equity Fund	19.84%	10.67%	8.71%	12.76%
90% S&P500/10% MSCI EAFE Price	19.51%	17.12%	15.67%	14.30%
MSCI EAFE Price (USD)	15.25%	12.09%	8.32%	5.34%
S&P 500® Index	19.96%	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 30,775,786
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Energy	2.0%
Money Market Funds	2.4%
Consumer Staples	2.6%
Communications	5.9%
Information Technology	6.2%
Health Care	6.6%
Consumer Discretionary	9.3%
Industrials	10.1%
Financials	10.8%
Technology	44.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	12.7%
Alphabet, Inc. - Class A	5.9%
VSE Corporation	5.0%
Microsoft Corporation	4.6%
Visa, Inc. - Class A	4.3%
Advanced Micro Devices, Inc.	4.2%
MercadoLibre, Inc.	4.2%
Autodesk, Inc.	4.1%
Mastercard, Inc. - Class A	4.1%
American Express Company	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized